Tax Matters - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) jurisdiction	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Tax Contingency [Line Items]
Unrecognized tax benefits excluding associated interest	$ 5,400	$ 4,600
Number of tax jurisdiction associated with uncertain tax positions | jurisdiction	1
Deferred tax assets associated with unrecognized tax benefits	$ 1,200
Unrecognized tax benefits, interest on income taxes expense	208	72	$ 71
Unrecognized tax benefits, interest on income taxes accrued	975	771
Unrecognized accrued interest decrease as a result of cash payments	4	18
Decrease in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	150
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	1,000	1,000
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	118	201
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	$ 975	4
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		13
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		$ 754